Annual Total Returns - FidelityMunicipalCorePlusBondETF-PRO - FidelityMunicipalCorePlusBondETF-PRO - Fidelity Municipal Bond Opportunities ETF - Fidelity Municipal Bond Opportunities ETF	Apr. 07, 2025
Bar Chart Table:
Annual Return, Inception Date	Feb. 16, 2023
Annual Return 2024	1.84%